UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                     GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Third Quarter Report — September 30, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund decreased 3.8% compared with decreases of 4.2% and 8.5% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (2/3/94)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GAGCX)	(3.75)%	0.15%	3.04%	2.03%	1.97%	4.24%
Bank of America Merrill Lynch Global 300 Convertible Index	(4.22)	(3.26)	7.51	6.08	4.79	N/A(d)
MSCI World Index	(8.45)	(5.09)	8.29	4.73	3.23	6.12(e)
Lipper Convertible Securities Fund Average	(7.59)	(3.91)	7.31	5.92	4.83	7.24
Class A (GAGAX)	(3.86)	0.04	3.04	2.04	1.99	4.27
With sales charge (b)	(9.39)	(5.71)	1.83	1.43	1.59	3.98
Class C (GACCX)	(4.00)	(0.65)	1.57	0.91	1.05	3.59
With contingent deferred sales charge (c)	(4.96)	(1.64)	1.57	0.91	1.05	3.59
Class I (GAGIX)	(3.77)	0.33	3.32	2.23	2.10	4.34

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.11%, 2.11%, 2.86%, and 1.86%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.02%, 2.02%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)

Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase. (d) There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 3.6%
	Automotive — 0.8%
	Navistar International Corp., Sub. Deb.
$200,000	4.500%, 10/15/18	$147,375
300,000	4.750%, 04/15/19	210,188

		357,563

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	520

	Building and Construction — 0.3%
200,000	Layne Christensen Co., 4.250%, 11/15/18	147,500

	Computer Software and Services — 0.3%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	126,563
10,000	VeriSign Inc., STEP, 4.297%, 08/15/37	20,919

		147,482

	Consumer Services — 0.1%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	36,187

	Diversified Industrial — 1.5%
150,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	269,531
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	359,063

		628,594

	Metals and Mining — 0.6%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	249,375

	TOTAL CONVERTIBLE CORPORATE BONDS	1,567,221

	CORPORATE BONDS — 0.4%
	Energy and Utilities — 0.4%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	155,799

Shares

	COMMON STOCKS — 84.2%
	Automotive — 0.6%
8,000	General Motors Co.	240,160

	Automotive: Parts and Accessories — 2.0%
7,000	Dana Holding Corp.	111,160
2,500	Federal-Mogul Holdings Corp.†	17,076
1,200	Genuine Parts Co.	99,468
6,000	Visteon Corp.†	607,440

		835,144

Shares		Market Value

	Building and Construction — 1.8%
500	Chofu Seisakusho Co. Ltd.	$9,686
70,000	Italcementi SpA	775,536

		785,222

	Business Services — 1.1%
60,000	TNT Express NV	457,112

	Cable and Satellite — 3.0%
200	Cable One Inc.†	83,884
8,000	Cablevision Systems Corp., Cl. A	259,760
20,000	Rogers Communications Inc., Cl. B	689,600
15,000	Sky plc	236,896

		1,270,140

	Computer Software and Services — 0.3%
16,500	Global Sources Ltd.†	137,115

	Consumer Products — 1.4%
6,718	Eastman Kodak Co.†	104,935
6,026	Hunter Douglas NV	255,839
1,400	L’Oreal SA	242,555

		603,329

	Consumer Services — 0.1%
100	Graham Holdings Co., Cl. B	57,700

	Consumer Staples — 0.1%
3,000	Unicharm Corp.	52,865

	Diversified Industrial — 4.4%
7,000	Ampco-Pittsburgh Corp.	76,370
7,000	General Electric Co.	176,540
50,000	HellermannTyton Group plc	353,075
6,500	Jardine Matheson Holdings Ltd.	307,125
15,000	Jardine Strategic Holdings Ltd.	402,600
10,000	Myers Industries Inc.	134,000
1,500	Precision Castparts Corp.	344,565
2,075	Textron Inc.	78,103

		1,872,378

	Electronics — 2.5%
16,000	Sony Corp.	386,579
28,000	Sony Corp., ADR†	686,000

		1,072,579

	Energy and Energy Services — 0.4%
3,000	BP plc, ADR	91,680
700	Cameron International Corp.†	42,924
3,000	Weatherford International plc†	25,440

		160,044

	Energy and Utilities — 1.3%
26,500	BG Group plc	381,234
1,600	National Fuel Gas Co.	79,968
1,000	Severn Trent plc	33,038

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
3,000	TECO Energy Inc.	$78,780

		573,020

	Entertainment — 0.8%
3,000	Discovery Communications Inc., Cl. A†	78,090
2,728	International Game Technology plc	41,820
10,000	Vivendi SA	236,108

		356,018

	Equipment and Supplies — 0.6%
1,500	Graco Inc.	100,545
6,000	Mueller Industries Inc.	177,480

		278,025

	Financial Services — 22.2%
1,000	American Express Co.	74,130
8,000	American International Group Inc.	454,560
60,000	Amlin plc	595,870
3	Berkshire Hathaway Inc., Cl. A†	585,720
15,000	Citigroup Inc.	744,150
5,000	Comerica Inc.	205,500
8,000	Deutsche Bank AG	215,680
4,000	Exor SpA	174,226
22,000	GAM Holding AG	387,133
12,000	H&R Block Inc.	434,400
27,000	HCC Insurance Holdings Inc.	2,091,690
1,000	Julius Baer Group Ltd.	45,372
16,000	Kinnevik Investment AB, Cl. A	460,505
3,500	Legg Mason Inc.	145,635
10,000	PartnerRe Ltd.	1,388,800
2,000	T. Rowe Price Group Inc.	139,000
10,000	The Bank of New York Mellon Corp.	391,500
1,500	The PNC Financial Services Group Inc.	133,800
1,000	UBS Group AG	18,520
1,000	W. R. Berkley Corp.	54,370
5,000	Wells Fargo & Co.	256,750
20,000	Xoom Corp.†	497,600

		9,494,911

	Food and Beverage — 12.0%
8,000	Chr. Hansen Holding A/S	446,884
5,000	Danone SA	315,220
65,000	Davide Campari-Milano SpA	517,135
4,000	Diageo plc	107,133
4,500	Diageo plc, ADR	485,055
2,500	General Mills Inc.	140,325
2,000	Heineken NV	161,443
2,500	Kellogg Co.	166,375
4,000	Kerry Group plc, Cl. A	298,750
6,000	Kikkoman Corp.	164,048
13,000	Maple Leaf Foods Inc.	214,605
500	McCormick & Co. Inc., Cl. V	41,318

Shares		Market Value
1,500	McCormick & Co. Inc., Non-Voting	$123,270
8,000	Nestlé SA	601,272
2,500	Pernod Ricard SA	251,919
14,000	Remy Cointreau SA	917,815
1,000	The Kraft Heinz Co.	70,580
400,000	Yashili International Holdings Ltd.	99,612

		5,122,759

	Health Care — 5.8%
1,000	Audika Groupe	19,834
200	Becton, Dickinson and Co.	26,532
3,500	Bristol-Myers Squibb Co.	207,200
1,800	ICU Medical Inc.†	197,100
20,000	KYTHERA Biopharmaceuticals Inc.†	1,499,600
1,000	Patterson Companies Inc.	43,250
8,000	Pfizer Inc.	251,280
5,000	Roche Holding AG, ADR	164,750
2,000	Synergy Health plc†	65,653

		2,475,199

	Hotels and Gaming — 1.3%
237,500	Mandarin Oriental International Ltd.	362,188
175,000	The Hongkong & Shanghai Hotels Ltd.	197,354

		559,542

	Machinery — 0.6%
23,000	CNH Industrial NV	149,704
18,000	CNH Industrial NV	117,360

		267,064

	Publishing — 1.2%
28,000	The E.W. Scripps Co., Cl. A	494,760

	Retail — 1.6%
500	Macy’s Inc.	25,660
2,200	Walgreens Boots Alliance Inc.	182,820
40,000	World Duty Free SpA†	457,242

		665,722

	Semiconductors — 4.7%
40,000	Altera Corp.	2,003,200

	Specialty Chemicals — 7.5%
40,000	Alent plc.	294,078
1,500	Chemtura Corp.†	42,930
500	E. I. du Pont de Nemours and Co.	24,100
6,500	International Flavors & Fragrances Inc.	671,190
6,500	OM Group Inc.	213,785
14,000	Sigma-Aldrich Corp.	1,944,880
200	The Chemours Co.	1,294

		3,192,257

	Telecommunications — 4.5%
500	CenturyLink Inc.	12,560
20,000	Cincinnati Bell Inc.†	62,400

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
7,000	Harris Corp.	$512,050
50,000	Koninklijke KPN NV	186,830
66,000	Pharol SGPS SA, ADR†	15,807
2,000	Proximus	68,966
50,000	Telefonica Deutschland Holding AG	305,108
3,300	Verizon Communications Inc.	143,583
20,000	Vodafone Group plc, ADR	634,800

		1,942,104

	Wireless Communications — 2.4%
500,000	Cable & Wireless Communications plc	419,030
10,000	Millicom International Cellular SA, SDR	624,854

		1,043,884

	TOTAL COMMON STOCKS	36,012,253

	WARRANTS — 0.0%
	CONSUMER PRODUCTS — 0.0%
370	Eastman Kodak Co., expire 09/03/18†	1,221
370	Eastman Kodak Co., expire 09/03/18†	1,110

	TOTAL WARRANTS	2,331

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 11.8%
$5,037,000	U.S. Treasury Bills,
	0.000% to 0.260%††, 10/01/15 to 03/31/16	$5,036,184

	TOTAL INVESTMENTS — 100.0% (Cost $ 42,921,249)	$42,773,788

	Aggregate tax cost	$42,953,689

	Gross unrealized appreciation	$2,604,308
	Gross unrealized depreciation	(2,784,209)

	Net unrealized appreciation/depreciation	$(179,901)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of the Rule 144A security amounted to $359,063 or 0.84% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at September 30, 2015

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Food and Beverage	$ 5,081,441	$ 41,318	—	$ 5,122,759
Other Industries (a)	30,889,494	—	—	30,889,494
Total Common Stocks	35,970,935	41,318	—	36,012,253
Convertible Corporate Bonds (a)	—	1,566,701	$520	1,567,221
Corporate Bonds (a)	—	155,799	—	155,799
Warrants (a)	2,331	—	—	2,331
U.S. Government Obligations	—	5,036,184	—	5,036,184
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$35,973,266	$6,800,002	$520	$42,773,788

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Salvatore J. Zizza Chairman, Zizza & Associates Corp.
OFFICERS

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q315QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, and 4 stars for the three, five, and ten year periods ended September 30, 2015 among 1,001, 1,001, 758, and 393 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund decreased 8.8% compared with a decrease of 9.5% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (2/7/94)
Class AAA (GICPX)	(8.82)%	(5.19)%	9.80%	5.85%	2.03%	8.40%
MSCI AC World Index	(9.45)	(6.66)	6.82	4.58	3.31(d)	6.03(d)
Lipper Global Large-Cap Growth Fund Classification	(7.34)	(2.21)	8.33	5.64	2.98	6.95
Class A (GGGAX)	(8.79)	(5.20)	9.80	5.85	2.05	8.41
With sales charge (b)	(14.04)	(10.65)	8.51	5.23	1.64	8.12
Class C (GGGCX)	(8.97)	(5.89)	8.98	5.06	1.26	7.83
With contingent deferred sales charge (c)	(9.88)	(6.83)	8.98	5.06	1.26	7.83
Class I (GGGIX)	(8.67)	(4.53)	10.19	6.12	2.21	8.53

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d) MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.8%
	CONSUMER DISCRETIONARY — 20.7%
12,900	Accor SA	$604,848
1,900	Amazon.com Inc.†	972,591
600	AutoZone Inc.†	434,298
10,200	CBS Corp., Cl. B, Non-Voting	406,980
2,500	Christian Dior SE	468,389
12,600	Comcast Corp., Cl. A, Special	721,224
3,114	Compagnie Financiere Richemont SA	242,303
8,000	Discovery Communications Inc., Cl. A†	208,240
8,000	Discovery Communications Inc., Cl. C†	194,320
26,000	Fuji Heavy Industries Ltd.	935,597
17,100	Grupo Televisa SAB, ADR	444,942
23,100	Lennar Corp., Cl. A	1,111,803
17,800	Liberty Global plc, Cl. A†	764,332
7,800	Liberty Global plc, Cl. C†	319,956
11,000	Luxottica Group SpA	762,355
3,500	LVMH Moet Hennessy Louis Vuitton SE	595,854
6,500	Macy’s Inc.	333,580
2,300	Naspers Ltd., Cl. N	288,253
5,500	NIKE Inc., Cl. B	676,335
8,700	Penske Automotive Group Inc.	421,428
3,100	Ralph Lauren Corp.	366,296
15,600	Starbucks Corp.	886,704
7,000	The Home Depot Inc.	808,430
430	The Priceline Group Inc.†	531,850
5,000	The TJX Companies Inc.	357,100
8,300	The Walt Disney Co.	848,260
4,700	Tiffany & Co.	362,934
7,000	Time Warner Inc.	481,250
13,600	Twenty-First Century Fox Inc., Cl. A	366,928
22,300	WPP plc	464,263

	TOTAL CONSUMER DISCRETIONARY	16,381,643

	INFORMATION TECHNOLOGY — 17.3%
11,500	Adobe Systems Inc.†	945,530
12,410	Apple Inc.	1,368,823
4,200	Check Point Software Technologies Ltd.†	333,186
20,200	Facebook Inc., Cl. A†	1,815,980
810	Google Inc., Cl. A†	517,080
1,061	Google Inc., Cl. C†	645,534
11,000	Intel Corp.	331,540
2,900	Keyence Corp.	1,295,077
16,000	MasterCard Inc., Cl. A	1,441,920
41,900	Microsoft Corp.	1,854,494
3,300	Murata Manufacturing Co. Ltd.	426,276
6,800	NXP Semiconductors NV†	592,076
13,200	Tencent Holdings Ltd.	222,507
14,000	Texas Instruments Inc.	693,280
18,000	Visa Inc., Cl. A	1,253,880

	TOTAL INFORMATION TECHNOLOGY	13,737,183

Shares		Market Value

	FINANCIALS — 15.9%
110,000	Aberdeen Asset Management plc	$494,116
1,800	BlackRock Inc.	535,446
35,000	Cheung Kong Property Holdings Ltd.	256,421
35,000	CK Hutchison Holdings Ltd.	455,267
21,000	HDFC Bank Ltd., ADR	1,282,890
25,800	JPMorgan Chase & Co.	1,573,026
43,300	Kinnevik Investment AB, Cl. B	1,237,743
36,300	Morgan Stanley	1,143,450
17,300	Schroders plc	735,111
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,518,721
50,000	Swire Pacific Ltd., Cl. A	560,427
24,500	The Charles Schwab Corp.	699,720
8,500	The Goldman Sachs Group Inc.	1,476,960
12,000	Wells Fargo & Co.	616,200

	TOTAL FINANCIALS	12,585,498

	HEALTH CARE — 15.8%
5,600	AbbVie Inc.	304,696
4,500	Allergan plc†	1,223,145
3,900	Amgen Inc.	539,448
7,700	Bayer AG	987,903
4,800	Becton, Dickinson and Co.	636,768
800	Biogen Inc.†	233,448
10,700	Bristol-Myers Squibb Co.	633,440
4,900	Celgene Corp.†	530,033
19,000	Dr. Reddy’s Laboratories Ltd., ADR	1,214,290
4,500	Gilead Sciences Inc.	441,855
4,500	Johnson & Johnson	420,075
3,500	McKesson Corp.	647,605
8,100	Merck & Co. Inc.	400,059
14,200	Novartis AG, ADR	1,305,264
10,500	Novo Nordisk A/S, Cl. B	566,628
600	Regeneron Pharmaceuticals Inc.†	279,084
18,000	Roche Holding AG, ADR	593,100
2,600	Roche Holding AG, Genusschein	690,226
4,000	Thermo Fisher Scientific Inc.	489,120
3,000	UnitedHealth Group Inc.	348,030

	TOTAL HEALTH CARE	12,484,217

	CONSUMER STAPLES — 12.2%
4,000	Brown-Forman Corp., Cl. B	387,600
4,300	Colgate-Palmolive Co.	272,878
3,900	Costco Wholesale Corp.	563,823
9,900	CVS Health Corp.	955,152
40,000	Davide Campari-Milano SpA	318,590
13,500	Diageo plc	362,702
6,900	Henkel AG & Co. KGaA	609,881
2,200	L’Oreal SA	382,393
10,000	Mondelēz International Inc., Cl. A	418,700
17,600	Nestlé SA	1,323,620
2,300	PepsiCo Inc.	216,890
4,156	Pernod Ricard SA	419,627

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
9,500	Reckitt Benckiser Group plc	$861,512
13,300	Seven & i Holdings Co. Ltd.	606,921
5,300	The Coca-Cola Co.	212,636
4,000	The Estee Lauder Companies Inc., Cl. A	322,720
5,000	The Hain Celestial Group Inc.†	258,000
7,700	The WhiteWave Foods Co.†	309,155
9,900	Unicharm Corp.	175,348
8,000	Walgreens Boots Alliance Inc.	664,800

	TOTAL CONSUMER STAPLES	9,642,948

	INDUSTRIALS — 10.8%
3,000	3M Co.	425,310
8,600	B/E Aerospace Inc.	377,540
500	Cummins Inc.	54,290
8,800	Delta Air Lines Inc.	394,856
6,000	FANUC Corp.	923,032
5,500	FedEx Corp.	791,890
10,600	Fortune Brands Home & Security Inc.	503,182
11,000	Honeywell International Inc.	1,041,590
11,500	Jardine Matheson Holdings Ltd.	544,536
8,500	Nielsen Holdings plc	377,995
7,700	Secom Co. Ltd.	463,082
12,400	Siemens AG	1,107,784
1,550	SMC Corp.	339,386
2,900	The Boeing Co.	379,755
4,800	Union Pacific Corp.	424,368
4,400	United Technologies Corp.	391,556

	TOTAL INDUSTRIALS	8,540,152

	ENERGY — 3.9%
22,000	EOG Resources Inc.	1,601,600
22,100	Schlumberger Ltd.	1,524,237

	TOTAL ENERGY	3,125,837

	MATERIALS — 3.2%
3,300	Ecolab Inc.	362,076
3,100	Monsanto Co.	264,554
7,400	PPG Industries Inc.	648,906

Shares		Market Value

5,500	The Sherwin-Williams Co.	$1,225,290

	TOTAL MATERIALS	2,500,826

	TOTAL COMMON STOCKS	78,998,304

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$155,000	U.S. Treasury Bills, 0.060%††, 03/17/16	154,979

	TOTAL INVESTMENTS — 100.0% (Cost $64,280,353)	$79,153,283

	Aggregate tax cost	$64,309,012

	Gross unrealized appreciation	$18,454,379
	Gross unrealized depreciation	(3,610,108)

	Net unrealized appreciation/depreciation	$14,844,271

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	59.3%	$46,931,170
Europe	25.6	20,263,624
Japan	6.5	5,164,718
Latin America	4.3	3,447,911
Asia/Pacific	3.9	3,057,607
South Africa	0.4	288,253

	100.0%	$79,153,283

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$12,019,781	$ 4,361,862	$16,381,643
Information Technology	11,793,323	1,943,860	13,737,183
Financials	7,327,692	5,257,806	12,585,498
Health Care	10,239,460	2,244,757	12,484,217
Consumer Staples	4,582,354	5,060,594	9,642,948
Industrials	5,162,332	3,377,820	8,540,152
Energy	3,125,837	—	3,125,837
Materials	2,500,826	—	2,500,826
Total Common Stocks	56,751,605	22,246,699	78,998,304
U.S. Government Obligations	—	154,979	154,979
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$56,751,605	$22,401,678	$79,153,283

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended September 30, 2015 among 1,001, 1,001, 758, and 393 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q315QR

The GAMCO Global Opportunity Fund Third Quarter Report — September 30, 2015	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund decreased 7.2% compared with a decrease of 9.5% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (5/11/98)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABOX)	(7.15)%	(7.31)%	5.67%	4.23%	2.67%	6.10%
MSCI AC World Index	(9.45)	(6.66)	6.82	4.58	3.31(d)	4.12(d)
Lipper Global Large-Cap Growth Fund Classification	(7.34)	(2.21)	8.33	5.64	2.98	4.93
Lipper Global Multi-Cap Growth Fund Classification	(9.29)	(3.47)	7.46	4.39	2.02	4.71
Class A (GOCAX)	(7.15)	(7.34)	5.66	4.22	2.69	6.10
With sales charge (b)	(12.48)	(12.67)	4.42	3.60	2.28	5.74
Class C (GGLCX)	(7.34)	(8.05)	4.87	3.42	2.18	5.66
With contingent deferred sales charge (c)	(8.26)	(8.97)	4.87	3.42	2.18	5.66
Class I (GLOIX)	(6.91)	(6.41)	6.11	4.52	2.87	6.27

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.72%, 2.72%, 3.46%, and 2.46%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.00%, 2.00%, 2.75%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 21.4%
1,500	Associated British Foods plc	$75,914
3,250	British American Tobacco plc	179,321
1,300	Danone SA	82,061
7,000	Diageo plc	188,068
2,280	Dr Pepper Snapple Group Inc.	180,234
3,000	General Mills Inc.	168,390
3,000	Heineken Holding NV	213,890
2,000	Japan Tobacco Inc.	62,040
1,500	Kameda Seika Co. Ltd.	62,643
3,000	Mead Johnson Nutrition Co.	211,200
1,910	Pernod Ricard SA	192,850
2,150	Philip Morris International Inc.	170,560
3,300	Shiseido Co. Ltd.	71,962
2,000	The Procter & Gamble Co.	143,880
3,000	Unicharm Corp.	53,136

	TOTAL CONSUMER STAPLES	2,056,149

	INDUSTRIALS — 19.2%
5,000	CK Hutchison Holdings Ltd.	65,038
1,100	FANUC Corp.	169,223
4,300	Jardine Matheson Holdings Ltd.	203,609
3,600	Komatsu Ltd.	52,842
1,900	L-3 Communications Holdings Inc.	198,588
2,500	Lockheed Martin Corp.	518,275
1,600	Precision Castparts Corp.	367,536
1,000	SMC Corp.	218,958
1,750	Travis Perkins plc	52,207

	TOTAL INDUSTRIALS	1,846,276

	CONSUMER DISCRETIONARY — 15.2%
1,500	AMC Networks Inc., Cl. A†	109,755
1,950	Christian Dior SE	365,343
5,000	Compagnie Financiere Richemont SA	389,055
250	Hermes International	91,004
2,000	Honda Motor Co. Ltd.	59,693
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	157,380
808	Liberty TripAdvisor Holdings Inc., Cl. A†	17,913
1,661	Liberty Ventures, Cl. A†	67,021
1,500	ProSiebenSat.1 Media SE	73,629
6,000	Rakuten Inc.	76,695
2,000	Vivendi SA	47,384

	TOTAL CONSUMER DISCRETIONARY	1,454,872

	INFORMATION TECHNOLOGY — 13.3%
550	Google Inc., Cl. A†	351,104
551	Google Inc., Cl. C†	335,239
500	Keyence Corp.	223,289
7,000	Microsoft Corp.	309,820
15,000	Yahoo! Japan Corp.	57,105

	TOTAL INFORMATION TECHNOLOGY	1,276,557

Shares		Market Value

	HEALTH CARE — 11.5%
2,000	AstraZeneca plc, ADR	$63,640
600	Bayer AG	76,979
4,400	Novartis AG	404,412
2,000	Novo Nordisk A/S, Cl. B	107,929
1,700	Roche Holding AG, Genusschein	451,302

	TOTAL HEALTH CARE	1,104,262

	MATERIALS — 7.6%
3,200	Agnico Eagle Mines Ltd.	81,024
10,000	Antofagasta plc	75,747
2,500	Monsanto Co.	213,350
1,500	Randgold Resources Ltd., ADR	88,635
1,830	Rio Tinto plc	61,402
800	Shin-Etsu Chemical Co. Ltd.	41,027
400	Syngenta AG	128,164
5,000	Toray Industries Inc.	43,226

	TOTAL MATERIALS	732,575

	FINANCIALS — 5.8%
5,000	Cheung Kong Property Holdings Ltd.	36,632
5,000	Ichiyoshi Securities Co. Ltd.	43,425
10,000	Kinnevik Investment AB, Cl. B	285,853
4,600	Schroders plc	195,463

	TOTAL FINANCIALS	561,373

	ENERGY — 3.4%
700	Occidental Petroleum Corp.	46,305
4,000	Schlumberger Ltd.	275,880

	TOTAL ENERGY	322,185

	TELECOMMUNICATION SERVICES — 2.6%
5,676	AT&T Inc.	184,924
1,300	SoftBank Corp.	60,112

	TOTAL TELECOMMUNICATION SERVICES	245,036

	TOTAL COMMON STOCKS	9,599,285

	TOTAL INVESTMENTS — 100.0% (Cost $5,399,270)	$9,599,285

	Aggregate tax cost	$5,399,270

	Gross unrealized appreciation	$4,699,827
	Gross unrealized depreciation	(499,812)

	Net unrealized appreciation/depreciation	$4,200,015

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Geographic Diversification	%of Market Value	Market Value
Europe	40.5%	$3,890,251
North America	39.9	3,832,498
Japan	13.5	1,295,377
Latin America	6.1	581,159

	100.0%	$9,599,285

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$ 874,264	$1,181,885	$2,056,149
Industrials	1,084,399	761,877	1,846,276
Consumer Discretionary	352,069	1,102,803	1,454,872
Information Technology	996,163	280,394	1,276,557
Health Care	63,640	1,040,622	1,104,262
Materials	383,009	349,566	732,575
Financials	—	561,373	561,373
Energy	322,185	—	322,185
Telecommunication Services	184,924	60,112	245,036
Total Common Stocks	4,260,653	5,338,632	9,599,285
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,260,653	$5,338,632	$9,599,285

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q315QR

The GAMCO Global Telecommunications Fund

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, both the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund and the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index decreased 9.8%. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (11/1/93)
Class AAA (GABTX)	(9.75)%	(4.92)%	4.33%	4.08%	1.80%	7.27%
MSCI AC World Telecommunication Services Index	(9.79)	(8.47)	5.14	5.42	N/A	N/A
MSCI AC World Index	(9.45)	(6.66)	6.82	4.58	3.31	6.26(d)
Class A (GTCAX)	(9.79)	(4.94)	4.32	4.08	1.80	7.27
With sales charge (b)	(14.98)	(10.41)	3.09	3.47	1.40	6.98
Class C (GTCCX)	(9.97)	(5.67)	3.54	3.29	1.03	6.71
With contingent deferred sales charge (c)	(10.88)	(6.61)	3.54	3.29	1.03	6.71
Class I (GTTIX)	(9.75)	(4.70)	4.59	4.28	1.93	7.36

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.3%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 46.9%
	Africa/Middle East — 0.4%
29,000	Maroc Telecom	$327,936
200,000	Pakistan Telecommunication Co. Ltd.	33,290

		361,226

	Asia/Pacific — 4.3%
225,000	Asia Satellite Telecommunications Holdings Ltd.	349,546
9,600	DiGi.Com Berhad	12,121
170,000	First Pacific Co. Ltd.	103,754
4,100	First Pacific Co. Ltd., ADR	12,628
90,000	PCCW Ltd.	46,103
22,000	Philippine Long Distance Telephone Co., ADR	1,015,520
14,000	PT Telekomunikasi Indonesia, ADR	499,100
607,000	Singapore Telecommunications Ltd.	1,535,575
280,000	Telekom Malaysia Berhad	425,502
1,930,027	True Corp. Public Co. Ltd.	518,467
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	242

		4,518,558

	Europe — 14.9%
4,000	Com Hem Holding AB	33,429
190,000	Deutsche Telekom AG, ADR	3,376,300
4,507	Hellenic Telecommunications Organization SA	39,282
2,000	Hellenic Telecommunications Organization SA, ADR	8,800
1,700	Iliad SA	342,876
20,000	Koninklijke KPN NV	74,732
9,000	Mobistar SA†	193,691
16,000	Orange SA, ADR	241,920
50,000	Pharol SGPS SA†	14,917
50,000	Pharol SGPS SA, ADR†	11,975
14,000	Proximus	482,764
4,000	Rostelecom PJSC, ADR	31,360
119,000	Sistema JSFC, GDR	818,720
26,000	Swisscom AG, ADR	1,298,180
600,000	Telecom Italia SpA†	738,829
14,000	Telecom Italia SpA, ADR†	171,920
245,131	Telefonica SA, ADR	2,951,377
115,000	Telekom Austria AG	648,291
52,000	Telenor ASA	970,587
405,000	TeliaSonera AB	2,179,368
219,500	VimpelCom Ltd., ADR	903,244

		15,532,562

	Japan — 1.1%
24,000	Nippon Telegraph & Telephone Corp.	835,844
9,000	Nippon Telegraph & Telephone Corp., ADR	317,790

		1,153,634

	Latin America — 1.4%
37,415,054	LIME†	158,377

Shares		Market Value

1,700	Oi SA, ADR†	$1,149
70,000	Telecom Argentina SA, ADR	1,019,200
12,205	Telefonica Brasil SA	94,143
6,221	Telefonica Brasil SA, ADR	56,798
3,066	Telefonica Brasil SA, Preference	28,150
7,134	Telefonica SA	86,328

		1,444,145

	North America — 24.8%
128,790	AT&T Inc.	4,195,978
21,000	Atlantic Tele-Network Inc.	1,552,530
25,500	CenturyLink Inc.	640,560
745,000	Cincinnati Bell Inc.†	2,324,400
175,000	EarthLink Holdings Corp.	1,361,500
60,000	Frontier Communications Corp.	285,000
50,000	General Communication Inc., Cl. A†	863,000
75,000	Internap Corp.†	459,750
73,000	Level 3 Communications Inc.†	3,189,370
13,000	Lumos Networks Corp.	158,080
29,448	New ULM Telecom Inc.	229,694
32,500	Shenandoah Telecommunications Co.	1,391,325
118,514	Telephone & Data Systems Inc.	2,958,109
56,500	TELUS Corp.	1,780,311
101,000	Verizon Communications Inc.	4,394,510
2,000	Zayo Group Holdings Inc.†	50,720

		25,834,837

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	48,844,962

	WIRELESS TELECOMMUNICATIONS SERVICES — 26.9%
	Africa/Middle East — 0.7%
40,000	Econet Wireless Zimbabwe Ltd.	10,680
275,000	Global Telecom Holding SAE, GDR†	316,250
19,000	MTN Group Ltd.	244,038
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	105,000

		675,968

	Asia/Pacific — 3.4%
115,000	Axiata Group Berhad	151,738
34,000	China Mobile Ltd., ADR	2,023,000
36,000	China Unicom Hong Kong Ltd., ADR	459,720
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	267
240,000	PT Indosat Tbk†	61,434
22,000	SK Telecom Co. Ltd., ADR	536,800
4,000	SoftBank Group Corp.	182,620
40,000	TIME dotCom Berhad	60,058

		3,475,637

	Europe — 6.7%
14,000	Bouygues SA	496,374
950,000	Cable & Wireless Communications plc	796,158

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
13,000	MegaFon OAO, GDR	$157,950
29,000	Millicom International Cellular SA, SDR	1,812,078
18,000	Mobile TeleSystems PJSC, ADR	129,960
106,000	Turkcell Iletisim Hizmetleri A/S, ADR	920,080
61,500	Vivendi SA	1,452,063
39,000	Vodafone Group plc, ADR	1,237,860

		7,002,523

	Japan — 4.9%
190,000	KDDI Corp.	4,223,982
55,000	NTT DoCoMo Inc.	913,725

		5,137,707

	Latin America — 2.9%
151,000	America Movil SAB de CV, Cl. L, ADR	2,499,050
165,000	Tim Participacoes SA	311,729
18,156	Tim Participacoes SA, ADR	171,574

		2,982,353

	North America — 8.3%
25,000	NTELOS Holdings Corp.†	225,750
64,000	Rogers Communications Inc., Cl. B	2,206,720
116,000	Sprint Corp.†	445,440
44,500	T-Mobile US Inc.†	1,771,545
113,700	United States Cellular Corp.†	4,028,391

		8,677,846

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	27,952,034

	OTHER — 24.5%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L	0
504	Meikles Ltd.	50

		50

	Asia/Pacific — 0.9%
68,000	C.P. Pokphand Co. Ltd., ADR	189,720
27,360	Cheung Kong Property Holdings Ltd.	198,932
15,000	CJ Hellovision Co. Ltd.	141,736
27,360	CK Hutchison Holdings Ltd.	353,736
250,000	Dagang NeXchange Berhad†	13,934
15,000	SKY Perfect JSAT Holdings Inc.	70,146

		968,204

	Europe — 7.1%
45,000	G4S plc	157,046
52,000	GN Store Nord A/S	933,724
1,224	Gusbourne plc†	833
20,500	InterXion Holding NV†	555,140
4,600	Kinnevik Investment AB, Cl. A	132,395
78,000	Kinnevik Investment AB, Cl. B	2,226,322

Shares		Market Value

14,000	Liberty Global plc, Cl. A†	$601,160
46,500	Liberty Global plc, Cl. C†	1,907,430
700	Liberty Global plc LiLAC, Cl. A†	23,583
5,550	Liberty Global plc LiLAC, Cl. C†	190,032
32,000	NOS SGPS	263,565
18,035	PostNL NV, ADR†	66,693
37,500	Qliro Group AB†	47,043
13,000	Telecity Group plc	213,963
20,000	Telegraaf Media Groep NV†	92,275
12,000	Waterloo Investment Holdings Ltd.†	480

		7,411,684

	Japan — 0.3%
65,000	Furukawa Electric Co. Ltd.	101,863
15,000	Tokyo Broadcasting System Holdings Inc.	199,808

		301,671

	Latin America — 0.3%
14,000	Grupo Televisa SAB, ADR	364,280
900	Marlowe Holdings Ltd.†	1,396

		365,676

	North America — 15.9%
7,000	AMC Networks Inc., Cl. A†	512,190
1,200	Ascent Capital Group Inc., Cl. A†	32,856
112,500	Cablevision Systems Corp., Cl. A	3,652,875
7,400	Cogeco Inc.	295,834
12,000	Comcast Corp., Cl. A, Special	686,880
12,500	Communications Sales & Leasing Inc.†	223,750
16,500	CyrusOne Inc. REIT	538,890
6,000	Discovery Communications Inc., Cl. C†	145,740
59,000	DISH Network Corp., Cl. A†	3,442,060
11,000	EchoStar Corp., Cl. A†	473,330
3,400	Equinix Inc. REIT	929,560
52,000	Gogo Inc.†	794,560
160	Google Inc., Cl. A†	102,139
3,125	Liberty Broadband Corp., Cl. A†	160,750
5,167	Liberty Broadband Corp., Cl. C†	264,395
12,000	Liberty Interactive Corp. QVC Group, Cl. A†	314,760
12,500	Liberty Media Corp., Cl. A†	446,500
15,000	Liberty Media Corp., Cl. C†	516,900
1,706	Liberty Ventures, Cl. A†	68,837
3,000	Rackspace Hosting Inc.†	74,040
16,500	The Madison Square Garden Co., Cl. A†	1,190,310
1,500	Time Warner Cable Inc.	269,055
4,000	Time Warner Inc.	275,000
1,000	Twenty-First Century Fox Inc., Cl. A	26,980
2,000	Twenty-First Century Fox Inc., Cl. B	54,140

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
35,000	Yahoo! Inc.†	$1,011,850

		16,504,181

	TOTAL OTHER	25,551,466

	TOTAL COMMON STOCKS	102,348,462

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
151,500	Bharti Airtel Ltd., expire 08/04/16†(a)	780,367

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$ 972,000	U.S. Treasury Bills, 0.000% to 0.100%††, 10/01/15 to 01/14/16	972,000

	TOTAL INVESTMENTS — 100.0% (Cost $79,082,666)	$104,100,829

	Aggregate tax cost	$79,956,492

	Gross unrealized appreciation	$56,737,144
	Gross unrealized depreciation	(32,592,807)

	Net unrealized appreciation/depreciation	$24,144,337

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of Rule 144A securities amounted to $780,609 or 0.75% of total investments.

(b)	Illiquid security.
(c)

At September 30, 2015, the Fund held an investment in a restricted security amounting to $242 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/15 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$ 100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	49.9%	$ 51,988,866
Europe	29.1	30,237,676
Asia/Pacific	7.2	7,534,339
Japan	6.6	6,845,777
Latin America	6.6	6,818,153
Africa/Middle East	0.4	431,980
South Africa	0.2	244,038
	100.0%	$104,100,829

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$3,999,849	$ 518,467	$242	$4,518,558
North America	25,605,143	229,694	—	25,834,837
Other Regions (a)	18,491,567	—	—	18,491,567
OTHER
Africa/Middle East	—	50	0	50
Europe	7,411,204	—	480	7,411,684
Other Regions (a)	18,139,732	—	—	18,139,732
WIRELESS TELECOMMUNICATIONS SERVICES
Other Regions (a)	27,952,034	—	—	27,952,034
Total Common Stocks	101,599,529	748,211	722	102,348,462
Warrants (a)	—	780,367	—	780,367
U.S. Government Obligations	—	972,000	—	972,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$101,599,529	$2,500,578	$722	$104,100,829

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2015, refer to the Schedule of Investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q315QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.